Accounting Policies, by Policy (Policies)	12 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and consolidation

Basis of presentation and consolidation

The accompanying consolidated balance sheet as of September 30, 2025 and 2024, and consolidated results of operations and cash flows for the years ended September 30, 2025, 2024 and 2023, have been derived from audited financial statements. A subsidiary is an entity (including a structured entity) that is directly or indirectly, controlled by the Company. Control is achieved when the Group is exposed, or has rights to, variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the Group the current ability to direct the relevant activities of the investee).

Generally, there is a presumption that a majority of voting rights results in control. When the Company holds less than a majority of the voting or similar rights of the investees, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including: (a) the contractual arrangements with the other vote holders of the investee; (b) rights arising from other contractual arrangements; and (c) the Group’s voting rights and potential voting rights.

The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Group obtains control and continue to be consolidated until the date such control ceases. All inter-company transactions and balances have been eliminated upon consolidation.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control described above. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Group loses control over a subsidiary, it derecognises the related assets (including goodwill), liabilities, any non-controlling interest and the exchange fluctuation reserve; and recognises the fair value of any investment retained and any resulting surplus or deficit in profit or loss. The Group’s share of components previously recognised in other comprehensive income is reclassified to profit or loss or retained profits, as appropriate, on the same basis as would be required if the Group had directly disposed of the related assets or liabilities.

This basis of accounting involves the application of accrual accounting and consequently, revenues and gains are recognized when earned, and expenses and losses are recognized when incurred. The Group’s financial statements are expressed in U.S. Dollars.

In February 2015, the Financial Accounting Standards Board (“FASB”) issued amended consolidation guidance with the issuance of ASU No. 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis (“ASU 2015-02”). The revised consolidation guidance, among other things, (i) modifies the evaluation of whether limited partnerships and similar legal entities are VIEs, (ii) eliminated the presumption that a general partner should consolidate a limited partnership, and (iii) modifies the consolidation analysis of reporting entities that are involved with VIEs through fee arrangements and related party relationships. In evaluating whether the investment funds in the legal form of limited partnership the Group manages as general partner should be consolidated or not, the Group firstly assesses whether there is any interest it has constituted a variable interest. The Group concludes that (i) the service fees it earns, including carried interest earned in the capacity of general partner, are commensurate with the level of effort required to provide such services, (ii) the Group does not hold other interest in the investment funds that individually, or in aggregate, would absorb more than an insignificant amounts of expected loss or receive more than an insignificant amount of the expected residual returns from the investment funds, (iii) the services arrangement includes only terms, conditions or amounts that are customarily present and at arm’s length, therefore are not deemed as variable interests. For purposes of the assessment, any variable interest in an entity that is held by a related party of the decision maker or service provider was considered in the analysis. Specifically, the Group includes its direct variable interests in the entity and its indirect variable interests in the entity held through related parties, considered on a proportionate basis. After evaluating the impact of the above guidance, the Group determined that there was no investment fund that should be consolidated as of September 30, 2025 and 2024.

Liquidity and going concern

Liquidity and going concern

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. As of September 30, 2025, the Group had cash and cash equivalents of $5,024 and generated a net loss from continuing operations of $22,541,476 and cash outflows of $2,314,102 from operating activities for the year then ended. Subsequent to September 30, 2025, as described in Note 17, on October 10, 2025, the Group closed a Private Placement in gross proceeds of approximately $100,000,000. Management believes that the proceeds from this financing, together with the Group’s planned operational improvements and strategic initiatives, will provide sufficient liquidity to meet its operating requirements, capital expenditures, and debt obligations for at least the twelve months following the issuance of these consolidated financial statements. Accordingly, management has concluded that the Group has adequate resources to continue operations for the foreseeable future, and no conditions or events raise substantial doubt about the Group’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments related to liquidity uncertainties.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to, provision for credit losses of accounts receivable, contract assets, note receivables, prepaid expense and other receivables recorded in prepaid expenses and other assets and amounts due from related parties, assessment for impairment of long-lived assets, and the assessment of the valuation allowance on deferred tax assets. Actual results could differ from these estimates.

Fair value measurement

Fair value measurement

The Group applies ASC Topic 820, Fair Value Measurements and Disclosures which defines fair value, establishes a framework for measuring fair value and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability.

ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Management of the Group is responsible for considering the carrying amount of cash and cash equivalents, restricted cash, accounts receivable, note receivables, other receivables, amounts due from/to related parties, other payable and accrued liabilities, based on the short-term maturity of these instruments to approximate their fair values because of their short-term nature.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of the Group’s demand deposit placed with financial institutions.
Business combinations

Business combinations

The Group accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Group to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of comprehensive income.

In a business combination achieved in stages, the Group re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of comprehensive income.

When there is a change in ownership interests that results in a loss of control of a subsidiary, the Group deconsolidates the subsidiary from the date control is lost. Any retained non-controlling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

For the Group ’s majority-owned subsidiaries, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. “Net income (loss)” on the consolidated income statements includes the “net loss attributable to non-controlling interests”. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Group’s consolidated balance sheets.

Goodwill

Goodwill

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred, the amount recognized for non-controlling interests and any fair value of the Group’s previously held equity interests in the acquiree over the identifiable assets acquired and liabilities assumed. If the sum of this consideration and other items is lower than the fair value of the net assets acquired, the difference is, after reassessment, recognized in profit or loss as a gain on bargain purchase.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units, or groups of cash-generating units, that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the Group are assigned to those units or groups of units.

Where goodwill has been allocated to a cash-generating unit (or group of cash-generating units) and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on the disposal. Goodwill disposed of in these circumstances is measured based on the relative value of the operation disposed of and the portion of the cash-generating unit retained.

The carrying amount of goodwill recognised in connection with the acquisitions of Wealth AI PTE LTD and InnoSphere Tech Inc. was based on the value in use and was determined with the assistance of DZValue Consulting Company Limited, an independent professional qualified valuer not connected to the Group. They are considerated as one reporting unit since they are the smallest identifiable business that generates cash inlows the group of assets. The calculation used cash flow projections based on financial budgets approved by management covering a five-year period. A five-year forecast is considered appropriate for the technology and AI-driven wealth management services to reflect the growth phase and market penetration strategy of the acquired businesses. Cash flows beyond the five-year period are extrapolated using an estimated growth rate stated below, which does not exceed the long-term average growth rate for the fintech-as-a-service industry. Future cash flows are discounted using a discount rate stated below, which is pre-tax and reflects specific risks relating to the relevant cash-generating unit.

As of September 30, 2025, the key assumptions used for the value-in-use calculations are as follows:

2025
Average revenue growth rate	30.4%
Terminal growth rate	2.7%
Discount rate	25.0%

The cash flow projections have taken into account the inherent risks associated with early-stage technology adoption, competitive pressures in the AI and fintech sectors, and execution challenges related to scaling the subscriber and enterprise service models. Therefore, the carrying amount of the relevant cash-generating unit was written down to its recoverable amount of nil.

No goodwill has been allocated to Tokyo Bay. It was determined that Tokyo Bay will not have ongoing operations post-acquisition, and therefore its associated goodwill is considered fully impaired.

Impairment of Goodwill were $9,686,164, nil and nil as of September 30, 2025, 2024 and 2023, respectively.

Intangible assets (other than goodwill)

Intangible assets (other than goodwill)

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is the fair value at the date of acquisition. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite lives are subsequently amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each financial year end.

Intangible assets are stated at cost less any impairment losses and are amortized on the straight-line basis over their estimated useful lives. The capitalized website development costs for the Wealth AI platform are amortized over an estimated useful life of 5 years, commencing from the date the asset is ready for its intended use. The estimated useful life is based on management’s assessment of the period over which the asset is expected to generate economic benefits, taking into consideration the rapid pace of technological evolution in digital platforms.

During the years ended September 30, 2025, 2024 and 2023, the amortization of intangible assets were $93,951, nil and nil, respectively.

Share-based compensation

Share-based compensation

The Group accounts for share-based compensation in accordance with ASC Topic 718, Compensation-Stock Compensation: Overall, (“ASC 718”).

In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are measured based on their grant date fair values and recognized as compensation expense over the requisite service period and/or performance period in the consolidated statements of operations.

The Group recognizes compensation expense using the accelerated method for share-based awards granted with service and performance conditions. According to ASC 718, the amount of compensation cost recognized (or attributed) when achievement of a performance condition is probable depends on the relative satisfaction of the performance condition based on performance to date. According to ASC 718, probable means the future event or events are likely to occur and the Group interprets “probable” to be generally in excess of a 70% likelihood of occurrence. The Group elected to account for forfeitures as they occur.

Warrants

Warrants

Warrants issued by the Group are classified as equity instruments. The proceeds received, or the fair value of the warrants issued as part of a business combination or other equity financing, is recorded within additional paid-in capital upon issuance. Subsequent transactions, including the exercise or expiration of these warrants, are treated as reclassifications between equity accounts and do not result in the recognition of gain or loss in the consolidated statements of operations.

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates its long-lived assets, including right-of-use assets and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with ASC subtopic 360-10, Property, Plant and Equipment: Overall (“ASC 360-10”). When these events occur, the Group assesses the recoverability of the long-lived assets by comparing the carrying amount of the assets to future undiscounted net cash flow expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group will recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

During the year ended September 30, 2025, an impairment loss of $418,509 was recognized on capitalized website development costs related to the Wealth AI platform, reducing its carrying value to zero. This impairment resulted from a significant reduction in projected future cash flows associated with the platform’s revenue stream, as indicated by a triggering event identified during the annual impairment assessment.

Impairment of long-lived assets were $418,509, nil and nil as of September 30, 2025, 2024 and 2023, respectively.

Accounts receivable, net

Accounts receivable, net

Accounts receivable represented amounts due from the Group’s customers and are recorded at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The Group adopted Accounting Standard Update (ASU) 2016-13, Financial Instruments-Credit Losses (codified as Accounting Standard Codification Topic 326), since October 1, 2022, which requires measurement and recognition of current expected credit losses for financial instruments held at amortized cost. Prior to October 1, 2022, the allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on aging data, historical collection experience, customer specific facts and existing economic conditions. Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The allowance of accounts receivables as of September 30, 2025 and 2024 were $4,009 and $29 respectively. During the years ended September 30, 2025, 2024 and 2023, no accounts receivable were written off.

Prepaid expenses and other assets, net

Prepaid expenses and other assets, net

Prepaid expenses and other assets are comprised of other receivables and prepaid expenses, including prepaid staff insurance, the payment of legal fee and prepaid deposit for acquisition. The Group reviews other receivables on a regular basis and also makes specific allowance if there is strong evidence indicating that other receivables are likely to be unrecoverable. Other receivables balances were written off after all collection efforts had been exhausted. Bad debts allowance as of September 30, 2025 and 2024 were $4,770,734 and $2,117,746, respectively. During the year ended September 30, 2025, the Group wrote off $1,700,720 of other receivables.

Discontinued operations

Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. In the consolidated statement of operations, result from discontinued operations is reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinued operations are presented separately in consolidated statement of cash flows.

If the disposal group does not yet meet the held-for-sale criteria but is reported as a discontinued operation, its assets and liabilities are presented as “Assets of Discontinued Operations” and “Liabilities of Discontinued Operations” in the comparative balance sheets.

Deferred Offering Costs

Deferred Offering Costs

Pursuant to ASC 340-10-S99-1, costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, the SEC filing and print related costs. During the year ended September 30, 2025, the Group recorded deferred offering costs of US$12,466 related to the PIPE Financing and term loan agreement described in Note 17 Subsequent Events. These costs will be recognized as a reduction of additional paid-in capital upon the closing of the respective offerings in October 2025.

Current expected credit losses

Current expected credit losses

The Group has adopted Accounting Standard Update (ASU) 2016-13, Financial Instruments-Credit Losses (codified as Accounting Standard Codification Topic 326), since October 1, 2022, which requires measurement and recognition of current expected credit losses for financial instruments held at amortized cost. The Group’s accounts receivables, contract assets, note receivables, prepaid expenses, deposits and other receivables recorded in prepaid expenses and other assets and amount due from related parties are within the scope of ASC Topic 326. The Group establishes an allowance for credit losses primarily based upon factors surrounding the credit risk, including creditworthiness of the counterparties and other specific circumstances related to the accounts. To estimate expected credit losses, the Group has identified the relevant risk characteristics of its customers and these receivables items are assessed on an individual basis for customers with low risk, medium risk, high risk and default. Such allowance of estimated credit losses will be recorded in selling, general and administrative expenses in the consolidated statement of comprehensive (loss) income.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Revenue recognition

Revenue recognition

The Group adopted ASC Topic 606 (“ASC 606”), Revenue from Contract with Customers, with effect from October 1, 2019, using the modified retrospective method applied to those contracts which were not completed as October 1, 2019.

Under Topic 606, the entity should recognize revenue to depict the transfer of promised goods or services to clients in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

Revenue recognition policies for each type of service are discussed as follows:

Advisory service fees

The Group acts as ongoing advisor to the client and provides a package of advisory services, including but not limited to, advising on global asset allocation, selecting and recommending suitable promotion or distribution channels for the issuance of the fund, coordinating daily operation and setting up meetings during post-establishment period, selecting and coordinating with lawyers for legal agreements and documents preparation, selecting qualified fund service providers, etc., as needed during the agreed-upon service period. Each contract of advisory service is accounted for as a single performance obligation which is satisfied over the service period. The Group allocates the transaction price to the single performance obligation based on a fixed annual fee and recognized revenue over the service period on a monthly basis.

Referral fees

The Group enters into contracts with brokers and refers high net worth or ultra-high net worth clients who subscribe to wealth management products from the brokers, such referral service is regarded as the single performance obligation. The Group is then entitled to receive referral fees paid directly by the brokers; the referral fees are computed as a percentage of the premiums paid by the clients for purchase of the wealth management products distributed by the brokers.

When a client is referred to the broker, and relative wealth management products is successfully subscribed by the client, the performance obligation is satisfied. Revenue on first year premiums and renewal premiums is recognized at the point in time when a client referred by the Group subscribes to wealth management products through the use of brokers the Group works with and such client has paid the requisite premiums and the applicable free look period has expired. Contract asset is recognized for the unbilled renewal referral fee as relevant service is provided, but payment contingent on the completion of the renewal.

AI Solutions services

The Group enters into fixed-price development contracts to deliver customized AI solutions, including private large model systems, enterprise knowledge bases, intelligent customer service platforms, and departmental AI assistants. Each contract of advisory and development service is accounted for as a single performance obligation which is satisfied over the service period. The Group allocates the transaction price to the single performance obligation based on the fixed total contract value and recognizes revenue over the project period on a straight-line basis, as the services are rendered evenly throughout the term and the customer simultaneously receives and consumes the benefits provided.

Management fees

The Group is entitled to receive a management fee of one-twelfth of 0.4% to 1.5% of the net asset value attributable to client’s respective equity holding positions in PGA (before deduction of that months’ management fee and any accrued performance fee) on a monthly basis, and it is nonrefundable.

The Group is entitled to receive a management fee from either the discretionary account management or the fund the Group used to manage, Prestige Capital Markets Fund I L.P., which is of 1.5% to 2.5% of such investor’s subscription amount with respect to such investment as of the date of determination, and it is nonrefundable.

For the fund Prestige Capital Markets Fund I L.P., these customer contracts require the Group to provide fund management services, which represents a performance obligation that the Group satisfies over time. The management fee will be payable in U.S. dollars monthly in arrears as soon as the net asset value calculation was completed by the fund administrator and approved by the Group at the end of each month and recognized as revenue.

Disaggregation of revenue

The following table illustrates the disaggregation of revenue:

	For the years ended September 30,
	2025	2024	2023
Continuing Operations
Referral fees	$569	$13,505	$76,338
Advisory service fees	—	250,192	—
AI Solutions service fees	1,785,000	—	—
Total Revenue from Continuing Operations	1,785,569	263,697	76,338

Discontinued Operations
Advisory service fees	—	350,245	221,119
Management fees	—	25,970	51,071
Total Revenue from Discontinued Operations	—	376,215	272,191

Total Net Revenue	$1,785,569	$639,912	$348,528
	For the years ended September 30,
	2025	2024	2023
Timing of Revenue Recognition
Services transferred at a point in time	$569	$13,505	$76,338
Services transferred over time	1,785,000	626,407	272,190
Balance at end of the year	$1,785,569	$639,912	$348,528

Contract assets, net

Contract assets represent the Group’s rights to consideration in exchange for services that the Group has transferred to the customer before payment is due. At the point of revenue recognition, the Group has completed all performance under the contract, however, their rights to consideration are conditional on the future renewal. As such, the Group records a corresponding contract asset for the renewal premiums allocated to referral services that have already been fulfilled the whole performance obligation. The Group only recognizes contract assets to the extent that the Group believes it is probable that it will collect substantially all of the consideration to which it will be entitled in exchange for the services transferred to the customer.

The contract assets will increase when the Group recognizes it and will decrease when the payment is due and be reclassified to a receivable.

Per ASC 606-10-45-3, an entity shall assess a contract asset for impairment in accordance with Topic 310 on receivables. Per ASC 606-10-50-4a, impairment losses recognized on receivables or contract assets are disclosed separately from other impairment losses.

Contract assets are stated at the historical carrying amount net of write-offs and allowance for uncollectible accounts. The Group adopted Accounting Standard Update (ASU) 2016-13, Financial Instruments-Credit Losses (codified as Accounting Standard Codification Topic 326), since October 1, 2022, which requires measurement and recognition of current expected credit losses for financial instruments held at amortized cost. Prior to October 1, 2022, the Group establishes an allowance for uncollectible accounts based on estimates, historical experience and other factors surrounding the credit risk of specific clients. Uncollectible accounts are written-off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined the balance will not be collected.

Contract assets as of September 30, 2025 and 2024 are as follows:

	As of September 30,
	2025	2024
Contract assets, net	$—	$483

The significant changes in the contract assets balances during the years ended September 30, 2025 and 2024 are as follows:

Contract assets
Balance as of 9/30/2023	91,565
Amounts billed to customers(1)	(17,414)
Provision of current expected credit losses(2)	(74,622)
Exchange diff.	954
Balance as of 9/30/2024	483
Amounts billed to customers(1)	(485)
Provision of current expected credit losses	—
Exchange diff.	2
Balance as of 9/30/2025	$—
(1)	The amounts billed to customers represent the reclassification of contract assets to receivables as the result of rights to consideration becoming unconditional.
(2)	During the year ended September 30, 2024, the Group recognized that the contract assets which derived from insurance commission, required a full allowance due to the non-renewal of the insurance. As of September 30, 2025 and 2024, the allowance for credit losses were nil and $74,622, respectively.

Leases

Leases

On October 1, 2022, the Group adopted ASU No. 2016-02, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Group elected to apply practical expedients permitted under the transition method that allow the Group to use the beginning of the period of adoption as the date of initial application, to not recognize lease assets and lease liabilities for leases with a term of twelve months or less, to not separate non-lease components from lease components, and to not reassess lease classification, treatment of initial direct costs, or whether an existing or expired contract contains a lease. The Group used modified retrospective method and did not adjust the prior comparative periods. Under the new lease standard, the Group determines if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Group considers only payments that are fixed and determinable at the time of lease commencement.

ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate as the discount rate for the lease. The Group’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. The Group’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the right-of-use assets and lease liability when it is reasonably certain that the Group will exercise that option. The right-of-use assets are also subject to impairment. Refer to the accounting policies in Impairment of long-lived assets.

Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Operation cost and expenses

Operation cost and expenses

Operation cost and expenses are recorded on the accrual basis, which mainly include wages, rents and other operating expenses, such as administrative expenses, bank charges, accounting and audit fees unrelated with IPO. Operation cost and expenses from continuing operations were $20,467,764, $7,190,705 and $600,560 for the years ended September 30, 2025, 2024 and 2023, respectively.

Income tax

Income tax

The Group accounts for income taxes in accordance with U.S. GAAP. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets is for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. For the years ended September 30, 2025, 2024 and 2023, the Group had recognized a valuation allowance against the deferred tax assets on tax loss carry-forwards of $251,333, $5,620 and $31,456, respectively.  Current income tax is provided for in accordance with the laws of the relevant taxing authorities. As of September 30, 2025 and 2024, the Group recognized for deferred tax liabilities of $nil and $11,390, respectively.

Uncertain tax positions

Uncertain tax positions

The Group accounts for uncertainties in income taxes in accordance with ASC Topic 740, Income Taxes (“ASC 740”). An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes had incurred during the years ended September 30, 2025, 2024 and 2023, and there were no uncertain tax positions as of September 30, 2025, 2024 and 2023. All tax returns since the Group’s inception are still subject to examination by tax authorities. The Group does not believe that its unrecognized tax benefits will change over the next twelve months.

Segment Reporting

Segment Reporting

In accordance with ASC 280, Segment Reporting, an operating segment is identified as a component of an enterprise of which separate financial information and operating results are available and regularly reviewed by the Group’s chief operating decision maker (“CODM”). The Group has one operating and reportable segment with one business activity – earning referral fee from brokers. The Group’s CODM is its Chief Executive Officer. The Group’s CODM reviews financial information presented on a consolidated basis. The CODM uses the consolidated income or loss from operations and net income (loss) to evaluate financial performance, make decisions and allocate resources. The CODM also reviews the functional expenses such as selling and marketing expenses, research and development expenses and general and administrative expenses at the consolidated level to manage the Group’s operations. The CODM does not use asset or liability information in assessing the Group’s operating segment.

Comprehensive income

Comprehensive income

Comprehensive income is comprised of the Group’s net income and other comprehensive income (loss). The component of other comprehensive income or loss is consisted solely of foreign currency translation adjustments, net of the income tax effect.

Functional currency and foreign currency translation and transactions

Functional currency and foreign currency translation and transactions

The Group’s reporting currency is the U.S. dollar (“US$”). The functional currency of PPWM, PWM and PAM is Hong Kong dollar, while the functional currency of PGAM and PAI is U.S. dollar and the functional currency of Wealth AI is Singapore dollar (“SGD”). In the consolidated financial statements, the financial information of the Group’s subsidiaries has been translated into US$. Assets and liabilities are translated at the exchange rates on each balance sheet date, while equity amounts are translated at historical exchange rates, except for changes in retained earnings (accumulated deficit) during the year which is the result of income statement translation process, and revenues, expenses, gains and losses are translated using the average exchange rates during each of the years. Translation adjustments are reported as foreign currency translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of comprehensive income (loss). The exchange rates as of September 30, 2025 and 2024 are 7.782 and 7.776, respectively. The average exchange rates for the years ended September 30, 2025, 2024 and 2023 are 7.7953, 7.8138 and 7.8283, respectively.

Loss per share

Loss per share

Basic loss per share are computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. There was no dilutive effect for the years ended September 30, 2025, 2024 and 2023.

Recently issued accounting pronouncements not yet adopted

Recently issued accounting pronouncements not yet adopted

The ASU 2025-01: Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40) issued in January 2025 clarified the effective date of ASU 2024-03 published on November 4, 2024. ASU 2024-03 expanded the disclosure of financial statements under ASC 220-40 and requires public business entities (“PBE”) to provide a disaggregated disclosure of certain expense captions into specified categories in disclosure within the footnote to the financial statements while it does not change the expense captions on the face of the income statement. In the footnote to the financial statements, PBEs are required to disaggregate, in a tabular presentation, each relevant expense caption on the face of the income statement that includes any of the following natural expenses: (1) purchases of inventory, (2) employee compensation, (3) depreciation, (4) intangible asset amortization, and (5) depreciation, depletion, and amortization (DD&A) recognized as part of oil and gas-producing activities or other types of depletion expenses. The tabular disclosure would also include certain other expenses, when applicable. This ASU will be effective for PBEs for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is allowed. The Group is evaluating the impact of the adoption of this guidance in its consolidated financial statements.

The ASU 2023-09: Income Taxes (Topic 740): Improvements to Income Tax Disclosures enhances existing income tax disclosures primarily related to the rate reconciliation and income taxes paid information. With regard to the improvements to disclosures of rate reconciliation, a public business entity is required on an annual basis to (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. Similarly, a public entity is required to provide the amount of income taxes paid (net of refunds received) disaggregated by (1) federal, state, and foreign taxes and by (2) individual jurisdictions in which income taxes paid (net of refunds received) is equal to or greater than 5 percent of total income taxes paid (net of refunds received). The ASU also includes certain other amendments to improve the effectiveness of income tax disclosures, for example, an entity is required to provide (1) pretax income (or loss) from continuing operations disaggregated between domestic and foreign, and (2) income tax expense (or benefit) from continuing operations disaggregated by federal, state, and foreign. ASU 2023-07: Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The ASU will be effective for annual periods beginning after December 15, 2024. Entities are required to apply the ASU on a prospective basis. The adoption of ASU 2023-09 is not expected to materially impact the Group’s consolidated balance sheets, statements of income and comprehensive income, cash flows or disclosures.

The Group is currently evaluating the impact of adopting the above standards and does not expect the adoption of this guidance to have a material impact on its financial position, results of operations, and cash flows.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

The ASU 2023-07: Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures provides improvements to reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple measures of segment profit or loss, provide new segment disclosure requirements for entities with a single reportable segment and contain other disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods in fiscal years beginning after December 15, 2024. The ASU should be adopted retrospectively to all periods presented in the financial statements unless it is impracticable to do so.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated balance sheets, statements of income and comprehensive income, cash flows or disclosures.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Group’s consolidated results of operations or financial position.